Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 163,412	$ 247,556
Restricted cash		13,480	2,564
Senior and ship mortgage notes		(735,002)	(1,300,021)
Capital lease obligations, including current portion		(20,649)	(22,360)
Long-term debt, including current portion		(233,526)	(269,582)
Loan receivable from affiliate companies		16,474	7,791
Long-term receivable from affiliate companies		0	9,625
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		163,412	247,556
Restricted cash		13,480	2,564
Senior and ship mortgage notes		(735,002)	(1,300,021)
Capital lease obligations, including current portion	[1]	(20,649)	(22,360)
Long-term debt, including current portion	[1]	(233,526)	(269,582)
Loan receivable from affiliate companies	[2]	16,474	7,791
Long-term receivable from affiliate companies	[2]		9,625
(Level I) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		163,412	247,556
Restricted cash		13,480	2,564
Senior and ship mortgage notes		(735,002)	(1,300,021)
(Level II) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Capital lease obligations, including current portion	[1]	(20,649)	(22,360)
Long-term debt, including current portion	[1]	(233,526)	(269,582)
Loan receivable from affiliate companies	[2]	$ 16,474	7,791
Long-term receivable from affiliate companies	[2]		$ 9,625

[1]	The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
[2]	The fair value of the Company's loan receivable from affiliate companies and long-term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.